Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Group has operating leases for office spaces. As of June 30, 2025 and 2024, there were approximately $255,389 and $84,139 right of use (“ROU”) assets and approximately $273,814 and $82,682 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Group’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Prime lending Rate 5.625% p.a. (2024: 5% p.a.) was the most indicative rate of the Group’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Group was 5.625% (2024: 5%).

As of June 30, 2025 and 2024, the right-of-use assets totaled $255,389 and $84,139, respectively.

As of June 30, 2025 and 2024, lease liabilities consist of the following:

	As of year ended June 30,
	2025	2024
Operating lease liabilities – current portion	$126,227	$58,919
Operating lease liabilities – non-current portion	147,587	23,763
Total	$273,814	$82,682

During the years ended June 30, 2025 and 2024, the Group incurred total operating lease expenses of $133,496, and $105,839 respectively.

Other lease information is as follows:

	As of year ended June 30,
	2025	2024
Weighted-average remaining lease term – operating leases	2.2 years	1.8 years
Weighted-average discount rate – operating leases	5.625%	5%

The following is a schedule of future minimum payments under operating leases as of June 30, 2025:

June 30, 2025
Year ending June 30, 2026	$138,266
Year ending June 30, 2027	122,545
Thereafter	30,636
Total undiscounted lease obligations	291,447
Less: imputed interest	(17,633)
Lease liabilities recognized in the consolidated balance sheet	$273,814